Segment Information (Schedule of Operating Segment Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net sales	$ 5,798	$ 5,291	$ 4,042	$ 4,325	$ 5,382	$ 5,091	$ 5,186	$ 4,760	$ 19,456	$ 20,419	$ 21,037
Depreciation and amortization									568	587	645
EBIT									1,636	1,717	217
Total assets	20,436				18,973				20,436	18,973	18,455
Capital expenditures									410	532	590
Restructuring costs									(288)	(188)	(247)
Gain (loss) on sale and disposal of businesses						437			7	437	0
Product warranty and liability income (expense)						(105)			(56)
Impairment of goodwill and intangibles									(7)	0	(747)
Total other/eliminations									1,636	1,717	217
Operating profit (loss)	718	563	71	263	405	691	189	264	1,615	1,549	325
Interest and sundry (income) expense	17	(22)	(15)	(1)	54	(29)	(63)	(130)	(21)	(168)	108
Interest expense									189	187	192
Income tax expense (benefit)									382	348	150
Net earnings	503	393	20	149	273	363	71	475	1,065	1,182	(125)
Less: Net earnings (loss) available to noncontrolling interests									10	(14)	(24)
Net earnings available to Whirlpool	499	$ 392	$ 30	$ 154	273	357	$ 66	$ 472	1,075	1,168	(149)
North America
Segment Reporting Information [Line Items]
Net sales									11,210	11,477	11,374
EMEA
Segment Reporting Information [Line Items]
Net sales									4,389	4,296	4,536
Product warranty and liability income (expense)						$ (105)
Latin America
Segment Reporting Information [Line Items]
Net sales									2,592	3,177	3,618
Asia
Segment Reporting Information [Line Items]
Net sales									1,265	1,515	1,587
Intersegment sales
Segment Reporting Information [Line Items]
Net sales									(1,948)	(1,976)	(2,039)
Intersegment sales | North America
Segment Reporting Information [Line Items]
Net sales									249	238	267
Intersegment sales | EMEA
Segment Reporting Information [Line Items]
Net sales									93	83	101
Intersegment sales | Latin America
Segment Reporting Information [Line Items]
Net sales									1,227	1,321	1,313
Intersegment sales | Asia
Segment Reporting Information [Line Items]
Net sales									379	334	358
Operating Segments | North America
Segment Reporting Information [Line Items]
Depreciation and amortization									193	195	196
EBIT									1,758	1,440	1,388
Total assets	7,597				7,883				7,597	7,883	7,269
Capital expenditures									137	179	180
Restructuring costs									(81)
Total other/eliminations									1,758	1,440	1,388
Operating Segments | EMEA
Segment Reporting Information [Line Items]
Depreciation and amortization									177	187	204
EBIT									2	(30)	(106)
Total assets	11,296				9,450				11,296	9,450	7,299
Capital expenditures									116	124	154
Restructuring costs									(154)
Total other/eliminations									2	(30)	(106)
Operating Segments | Latin America
Segment Reporting Information [Line Items]
Depreciation and amortization									62	65	111
EBIT									219	172	210
Total assets	4,244				4,226				4,244	4,226	4,745
Capital expenditures									64	97	110
Restructuring costs									(20)
Total other/eliminations									219	172	210
Operating Segments | Asia
Segment Reporting Information [Line Items]
Depreciation and amortization									70	67	72
EBIT									(7)	33	83
Total assets	2,573				2,581				2,573	2,581	2,636
Capital expenditures									50	80	71
Restructuring costs									(10)
Total other/eliminations									(7)	33	83
Other/ Eliminations
Segment Reporting Information [Line Items]
Net sales									0	(46)	(78)
Depreciation and amortization									66	73	62
EBIT									(336)	102	(1,358)
Total assets	$ (5,274)				$ (5,167)				(5,274)	(5,167)	(3,494)
Capital expenditures									43	52	75
Restructuring costs									(288)	(188)	(247)
Corrective action recovery									14	0	0
Gain (loss) on sale and disposal of businesses									7	437	0
Product warranty and liability income (expense)									30	(131)	0
Sale-leaseback, real estate and receivable adjustment									113	86	0
Trade customer insolvency claim settlement									0	(59)	0
Brazil indirect tax credit									0	180	0
Impairment of goodwill and intangibles									0	0	(747)
French antitrust settlement									0	0	(103)
Trade customer insolvency									0	0	(30)
Divestiture related transition costs									0	0	(21)
Corporate expenses and other									(212)	(223)	(210)
Total other/eliminations									$ (336)	$ 102	$ (1,358)